Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Summary of Assets and Liabilities Measured Or Disclosed At Fair Value
The Company’s financial assets and liabilities measured at fair value are summarized below:

		Fair value measurement or disclosure at September 30, 2021 using
	Total fair value at September 30, 2021	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses) for the nine months ended September 30, 2021
	(Unaudited) RMB	(Unaudited) RMB	(Unaudited) RMB	(Unaudited) RMB	(Unaudited) RMB
Assets
Short-term investments, commercial bank deposits - recurring	36,820	—	36,820	—	—
Short-term investments, alternative investment fund (1)	160,774	—	—	—	(2,572)

Total	197,594	—	36,820	—	(2,572)

Liabilities
Payables for contingent consideration	19,252	—	—	19,252	—

Total	19,252	—	—	19,252	—

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses) for the nine months ended September 30, 2020
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, commercial bank deposits - recurring	36,197	—	36,197	—	—
Short-term investments, alternative investment fund (1)	165,381	—	—	—	26,467

Total	201,578	—	36,197	—	26,467

Liabilities
Purchase consideration payables	19,252	—	—	19,252	—

Total	19,252	—	—	19,252	—

(1)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.